Trust Agreement (Schedule Of Brokerage And Custodial Fees) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trust Agreement [Abstract]
Brokerage fees	$ 13,566,607	$ 15,803,101	$ 24,097,774
Custodial fees	131	213	542
Total	$ 13,566,738	$ 15,803,314	$ 24,098,316